UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 431 N. Pennsylvania Street Indianapolis, IN 46204
(Address of principal executive offices) (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IMS Funds
IMS Capital Value Fund
Schedule of Investments
September 30, 2005 (Unaudited)

Common Stocks - 86.79%	**Shares**	**Value**
Aerospace Technologies - 1.23%		
Alliant Techsystems, Inc. (a)	16,600	$ 1,239,190
Banks & Financial Services - 11.37%		
A.G. Edwards, Inc.	30,200	1,323,062
BISYS Group, Inc. (a)	49,600	666,128
E*Trade Group, Inc. (a)	184,100	3,240,160
First Horizon National Corp.	24,200	879,670
Huntington Bancshares, Inc.	95,300	2,141,391
Northern Trust Corp.	37,400	1,890,570
T. Rowe Price Associates, Inc.	20,100	1,312,530
		11,453,511
Cable & Other Pay Television Services - 2.90%		
Comcast Corp. - Class A (a)	99,500	2,923,310
Chemicals - 1.43%		
Cytec Industries, Inc.	33,300	1,444,554
Communications - 5.25%		
Centurytel, Inc.	65,900	2,305,182
Harris Corp.	44,400	1,855,920
Tellabs, Inc. (a)	107,300	1,128,796
		5,289,898
Computer Related Services & Equipment - 5.50%		
Amdocs Ltd.	46,700	1,294,991
CheckFree Corp. (a)	27,300	1,032,486
Check Point Software Technologies Ltd. (a)	32,700	795,264
Computer Sciences Corp. (a)	51,200	2,422,272
		5,545,013
Drilling Oil and Gas Wells - 2.25%		
Trinidad Energy Services Income Trust	165,000	2,263,800
Electrical Components - 4.43%		
Arrow Electronics, Inc. (a)	31,000	972,160
LSI Logic Corp. (a)	267,100	2,630,935
Thomas & Betts Corporation (a)	24,900	856,809
		4,459,904
Energy - 2.80%		
Teco Energy, Inc.	95,600	1,722,712
Xcel Energy, Inc.	55,800	1,094,238
		2,816,950
Food & Beverage - 3.24%		
PepsiAmericas, Inc.	74,900	1,702,477
Tyson Foods, Inc. - Class A	86,500	1,561,325
		3,263,802
Healthcare - 11.64%		
Apria Healthcare Group, Inc.	67,300	2,147,543
CIGNA Corp.	8,500	1,001,810
Gentiva Health Services, Inc. (a)	103,900	1,882,668
Humana, Inc. (a)	62,000	2,968,560
LifePoint Hospitals, Inc. (a)	43,300	1,893,509
Manor Care, Inc.	47,700	1,832,157
		11,726,247

IMS Funds
IMS Capital Value Fund
Schedule of Investments - continued
September 30, 2005 (Unaudited)

Common Stocks - 86.79% - continued		Shares		Value
Insurance - 9.66%				
Aon Corp.		87,800	$	2,816,624
Lincoln National Corp.		59,100		3,074,382
Loews Corp.		15,800		1,460,078
Nationwide Financial Services, Inc. - Class A		59,500		2,382,975
				9,734,059
Miscellaneous Furniture & Fixtures - 1.03%				
Hillenbrand Industries, Inc.		22,100		1,039,805
Personal Services - 9.65%				
Equifax, Inc.		69,200		2,417,848
H & R Block, Inc.		63,200		1,515,536
SEI Investment Co.		48,600		1,826,388
Service Corporation International		477,800		3,960,962
				9,720,734
Pharmaceutical Goods - 6.32%				
Bausch & Lomb, Inc.		18,200		1,468,376
Cephalon, Inc. (a)		35,000		1,624,700
King Pharmaceuticals, Inc. (a)		138,600		2,131,668
Watson Pharmaceuticals, Inc. (a)		31,200		1,142,232
				6,366,976
Refuse Systems - 1.81%				
Republic Services, Inc.		51,700		1,824,493
Retail - 2.53%				
Rite Aid Corp. (a)		266,000		1,032,080
Safeway, Inc.		59,400		1,520,640
				2,552,720
Telephone & Telegraph Apparatus - 3.75%				
Lucent Technologies, Inc. (a)		1,162,400		3,777,800
TOTAL COMMON STOCKS (Cost $69,761,375)				87,442,766
		Principal Amount		
Corporate Bonds - 1.43%				
Winn-Dixie Stores, Inc., 8.875%, 4/1/2008 (a)	$	2,200,000		1,441,000
TOTAL CORPORATE BONDS (Cost $1,420,968)				1,441,000
		Shares		
Money Market Securities - 11.81%				
First American Prime Obligations Fund, 3.60% (b)		11,903,616		11,903,616
TOTAL MONEY MARKET SECURITIES (Cost $11,903,616)				11,903,616
TOTAL INVESTMENTS (Cost $83,085,959) - 100.03%			$	100,787,382
Liabilities in excess of other assets - (0.03)%				(33,070)
TOTAL NET ASSETS - 100.00%			$	100,754,312

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the yield at September 30, 2005.

Tax Related		
Gross unrealized appreciation	$	18,683,218
Gross unrealized depreciation		(981,795)
Net unrealized appreciation	$	17,701,423
Aggregate cost of securities for income tax purposes	$	83,085,959

IMS Funds
IMS Strategic Allocation Fund
Schedule of Investments
September 30, 2005 (Unaudited)

Corporate Bonds - 9.10%	Principal Amount	Value
Allied Waste North America, 7.375%, 04/15/2014	$ 200,000	$ 189,000
Cenveo Corp., 7.875%, 12/01/2013	200,000	194,000
Charter Communications Holding, 10.75%, 10/01/2009	200,000	177,000
Curative Health Services, 10.75%, 05/01/2011	200,000	129,000
Dobson Communication, 8.875, 10/01/2013	200,000	201,000
Level 3 Communications, 11.25%, 03/15/2010	200,000	155,000
Lucent Technologies, 6.45%, 03/15/2029	200,000	176,000
Pinnacle Foods Holding, 8.25%, 12/01/2013	220,000	209,000
Quest Cap Funding, Inc., 7.625%, 08/03/2021	200,000	176,000
Tenet Healthcare, 6.375%, 12/01/2011	200,000	187,500
Winn Dixie Stores, Inc., 8.875%, 04/01/2008 (c)	400,000	262,000
TOTAL CORPORATE BONDS (Cost $2,168,177)		2,055,500
Exchange Traded Funds - 49.19%	**Shares**	
iShares MSCI Japan Index Fund	93,000	1,133,670
iShares S&P 500 / BARRA Growth Index Fund	8,700	508,080
iShares S&P 500 / BARRA Value Index Fund	9,100	583,583
iShares S&P MidCap 400 / BARRA Growth Index Fund	12,000	867,240
iShares S&P MidCap 400 / BARRA Value Index Fund	12,800	896,000
iShares S&P SmallCap 600 / BARRA Value Index Fund	17,400	1,113,774
Rydex S&P Equal Weight Fund	36,900	6,005,106
TOTAL EXCHANGE TRADED FUNDS (Cost $9,292,613)		11,107,453
Mutual Funds - 31.80%		
AllianceBernstein Emerging Markets Debt Fund (a)	77,178	686,113
Alliance World Dollar Government Fund (a)	53,000	665,680
Fidelity New Markets Income Fund (a)	46,872	688,548
JP Morgan Ultra Short Term Bond Select Fund (a)	309,047	3,025,570
Rydex Venture 100 (a)	102,401	2,114,578
TOTAL MUTUAL FUNDS (Cost $7,622,426)		7,180,489
Money Market Securities - 9.67%		
Federated Prime Obligations Fund, 3.60% (b)	2,185,238	2,185,238
TOTAL MONEY MARKET SECURITIES (Cost $2,185,238)		2,185,238
TOTAL INVESTMENTS (Cost $21,268,454) - 99.76%		$ 22,528,680
Other Assets in excess of liabilities - 0.24%		54,160
TOTAL NET ASSETS - 100.00%		$ 22,582,840

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the yield at September 30, 2005.
(c) Defaulted

Tax Related

Gross unrealized appreciation	$ 1,887,405
Gross unrealized depreciation	(627,179)
Net unrealized appreciation	$ 1,260,226
Aggregate cost of securities for income tax purposes	$ 21,268,454

IMS Funds
IMS Strategic Income Fund
Schedule of Investments
September 30, 2005 (Unaudited)

Common Stocks - 14.15%	**Shares**	**Value**
Chemicals - 0.70%		
Dow Chemical Company	11,700	$ 487,539
Crude Petroleum & Natural Gas - 1.23%		
Enterprise Products Partners LP	33,900	853,602
Electric & Other Services Combined - 0.88%		
Ameren Corp.	11,500	615,135
Food & Beverage - 0.95%		
ConAgra Foods, Inc.	26,800	663,300
Food & Kindred Products - 0.75%		
B& G Foods, Inc.	41,000	518,650
Investment Advice - 4.32%		
Alliance Capital Management Holding LP	15,700	751,245
Allied Capital Corp.	32,000	916,160
JPMorgan Chase & Co.	21,300	722,709
MCG Capital Corp.	36,300	612,381
		3,002,495
Pharmaceutical Preparations - 2.23%		
Bristol Myers Squibb Co.	22,900	550,974
Merck & Co., Inc.	19,400	527,874
Pfizer, Inc.	18,900	471,933
		1,550,781
Services - 1.53%		
The ServiceMaster Company	40,700	551,078
Traffix, Inc.	83,000	517,090
		1,068,168
Telephone Communications - 0.77%		
Verizon Communications, Inc.	16,300	532,847
Tobacco Products - 0.79%		
UST, Inc.	13,100	548,366
TOTAL COMMON STOCKS (Cost $10,079,035)		9,840,883
Preferred Securities - 7.78%		
AES Trust III, 6.750%	11,500	560,625
Dillards Capital Trust I, 7.500%	21,500	531,050
Felcor Lodging Trust, Inc., $1.95	57,400	1,420,650
Hillman Group Capital Trust, 11.600%	49,400	1,420,250
Metropolitan Mortgage & Securities, Inc., 9.998% (c)	63,400	-
United Rentals Trust, 6.500%	11,500	465,750
Western United Holding, 8.501% (d)	69,953	1,014,318
TOTAL PREFERRED SECURITIES (Cost $7,048,070)		5,412,643

Mutual Funds - 17.48%

Open End Mutual Funds - 12.53%	Shares	Value
BFI Canada Income Fund	27,500	$ 686,675
Connors Brothers Income Fund (b)	41,600	517,504
Fidelity Advisor Floating Rate Income Fund	190,332	1,895,710
J.P. Morgan Fleming Emerging Markets Debt Fund	91,270	877,105
Kelmoore Strategy Fund	37,482	1,950,933
Potomac Contrabond Fund	53,489	953,717
Rydex Juno Fund	52,340	957,301
TransForce Income Fund	62,500	878,750
		8,717,695
Closed End Mutual Funds - 4.95%		
Advent Claymore Convertible Securities & Income Fund	22,800	567,720
Alliance World Dollar Government Fund, Inc.	138,000	1,733,280
Corporate High Yield Fund V, Inc.	38,500	556,710
Pimco Corporate Opportunity Fund	34,200	586,530
		3,444,240
TOTAL MUTUAL FUNDS (Cost $11,812,404)		12,161,935
Investment Trust - 4.59%		
Bonavista Energy Trust	24,800	794,840
Medical Facilities Corporation	50,000	516,500
Student Transport of America, Inc.	53,800	579,426
Trinidad Energy Services Income Trust	95,100	1,304,772
TOTAL INVESTMENT TRUST (Cost $2,585,250)		3,195,538
Real Estate Investment Trust - 3.69%		
Apartment Investment & Management Co.	15,300	593,334
Lakeview Hotel	210,000	525,000
Riocan	38,700	750,780
Thornburg Mortgage, Inc.	28,000	701,680
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $2,577,130)		2,570,794

Corporate Bonds - 39.77%	Principal Amount	Value
Allied Waste North America, 7.375%, 4/15/2014	$ 900,000	850,500
Bally Total Fitness Holdings, Series D, 9.875%, 10/15/2007	1,300,000	1,179,750
Cenveo Corp., 7.875%, 12/01/2013	1,500,000	1,455,000
Charter Communications Holdings, LLC, 10.750%, 10/1/2009	1,000,000	885,000
Curative Health Services, 10.750%, 5/01/2011	1,700,000	1,096,500
Dobson Communications Corp., 8.875%, 10/1/2013	600,000	603,000
Evergreen International Aviation, Inc., 12.000%, 05/15/2010	1,000,000	795,000
Fairfax Financial Holdings, 7.375%, 4/15/2018	1,525,000	1,326,750
Ford Motor Co., 7.250%, 10/01/2008	1,800,000	1,746,000
Ford Motor Co., 7.875%, 6/15/2010	1,500,000	1,461,067
General Motors, 6.375%, 5/01/2008	2,250,000	2,109,375
General Motors, 8.000%, 11/01/2031	1,600,000	1,400,562
General Nutrition Centers, Inc., 8.500%, 12/01/2010	800,000	686,000
Integrated Electrical Services, 9.375%, 2/1/2009	1,100,000	907,500
Land O Lakes, Inc., 8.750%, 11/15/2011	1,500,000	1,578,750
Level 3 Communications, Inc., 11.250%, 3/15/2010	2,000,000	1,550,000
Level 3 Communications, Inc., 6.000%, 3/15/2010	900,000	466,875
Lucent Technologies, 6.450%, 3/15/2029	2,000,000	1,760,000
Pinnacle Foods Holding, 8.250%, 12/01/2013	600,000	570,000
Qwest Capital Funding, 7.625%, 8/3/2021	1,475,000	1,298,000
Regeneron Pharmaceutical, 5.500%, 10/17/2008	500,000	476,250
Remington Arms Company, 10.500%, 2/1/2011	1,200,000	1,146,000

IMS Funds
IMS Strategic Income Fund
Schedule of Investments - continued
September 30, 2005 (Unaudited)

Certificates of Deposit - 0.00%	**Principal Amount**	**Value**
Summit Securities CD, 8.50%, 11/29/2007 (e)	$ 250,000	$ -
Summit Securities CD, 8.50%, 12/26/2007 (e)	300,000	-
TOTAL CERTIFICATES OF DEPOSIT (Cost $550,000)		-
Money Market Securities - 8.56%	**Shares**	
First American Prime Obligations Fund, 3.60% (f)	5,953,127	5,953,127
TOTAL MONEY MARKET SECURITIES (Cost $5,953,127)		5,953,127
TOTAL INVESTMENTS (Cost $68,264,302) - 96.02%		$ 66,801,272
Other assets in excess of liabilities - 3.98%		2,766,462
TOTAL NET ASSETS - 100.00%		$ 69,567,734

(a) Non-income producing.
(b) American Depositary Receipts.
(c) As of September 30, 2005, this security is currently valued at zero (according to fair value procedures approved by the Trust) due to bankruptcy.
(d) As of September 30, 2005, subsidiary companies have filed bankruptcy.
(e) As of September 30, 2005, company has filed bankruptcy. All interest and principal payments have been halted.
(f) Variable rate security; the coupon rate shown represents the rate at September 30, 2005.

Tax Related	
Gross unrealized appreciation	$ 2,729,511
Gross unrealized depreciation	(4,192,541)
Net unrealized depreciation	$ (1,463,030)
Aggregate cost of securities for income tax purposes	$ 68,264,302

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board"). Fair valued securities have been valued according to policies approved by the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Option writing - When each Fund writes an option, an amount equal to the premium received by each Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has realized a gain or loss. Each Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Leader Short - Term Bond Fund
Schedule of Investments
September 30, 2005 (Unaudited)

	Principal Amount	Value
Corporate Bonds - 83.35%		
Citigroup, Inc., 6.375%, 01/15/2006	$ 50,000	$ 50,262
Continental Airlines, Inc., 8.000%, 12/15/2005	10,000	9,975
Countrywide Home Loans, Inc., 3.500%, 12/19/2005	30,000	29,961
DaimlerChrysler North America Holding Corp., 6.200%, 06/15/2006	10,000	9,983
DaimlerChrysler North America Holding Corp., 7.250%, 01/18/2006	140,000	141,110
Eastman Kodak Co., 6.375%, 06/15/2006	100,000	100,840
El Paso CGP Co., 6.500%, 05/15/2006	10,000	10,088
General Electric Capital Corp., 6.800%, 11/01/2005	150,000	150,340
General Motors Acceptance Corp., 6.625%, 12/15/2005	100,000	100,079
Gillette Co., 5.750%, 10/15/2005	85,000	85,036
Harrah's Operating Co., Inc., 7.875%, 12/15/2005	30,000	30,263
Honeywell International, Inc., 6.875%, 10/03/2005	150,000	150,019
HSBC Finance Corp., 6.700%, 11/13/2005	150,000	150,412
JPMorgan Chase & Co., 6.250%, 12/15/2005	30,000	30,121
Knight Ridder, Inc., 6.300%, 12/15/2005	150,000	150,402
Lowe's Cos., Inc., 7.500%, 12/15/2005	30,000	30,181
Merrill Lynch & Co., Inc., 6.150%, 01/26/2006	150,000	150,826
Northwest Airlines, Inc., 8.875%, 06/01/2006 (a)	225,000	64,125
Revlon Consumer Products Corp., 8.625%, 02/01/2008	200,000	192,250
Safeway, Inc., 6.150%, 03/01/2006	80,000	80,320
Safeway, Inc., 2.500%, 11/01/2006	50,000	49,945
Sears Roebuck Acceptance Corp., 5.200%, 03/15/2006	20,000	19,923
Sears Roebuck Acceptance Corp., 5.400%, 03/15/2006	10,000	9,970
Snap-On, Inc., 6.625%, 10/01/2005	150,000	150,000
Sprint Capital Corp., 7.125%, 01/30/2006	90,000	90,748
Toys "R" Us, Inc., 6.875%, 08/01/2006	30,000	30,450
Unilever Capital Corp., 6.875%, 11/01/2005	145,000	145,304
Verizon Florida, Inc., 6.250%, 11/15/2005	75,000	75,154
Verizon Global Funding Corp., 6.750%, 12/01/2005	50,000	50,216
Viacom, Inc., 6.400%, 01/30/2006	100,000	100,635
Wal-Mart Stores, Inc., 5.875%, 10/15/2005	90,000	90,071
Walt Disney Co., 6.750%, 03/30/2006	100,000	101,136
TOTAL CORPORATE BONDS (Cost $2,717,926)		2,630,145
Foreign Bonds - 7.38%		
Chile - 4.76%		
Banco Santander, 6.500%, 11/01/2005	150,000	150,301
Germany - 0.95%		
North Rhine-Westphalia, 9.500%, 02/13/2007	6,000,000	30,112
Supranational - 1.67%		
EUROFIMA, 14.250%, 09/20/2007	70,000	52,582
TOTAL FOREIGN BONDS (Cost $234,006)		232,995
Commercial Paper - 3.16%		
DnB NOR Bank ASA, 3.800%, 10/12/2005	100,000	99,884
TOTAL COMMERCIAL PAPER (Cost $99,884)		99,884
U.S. Government Agency Obligations - 0.95%		
Federal Home Loan Bank, 2.125%, 11/15/2005	30,000	29,950
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $29,950)		29,950
Money Market Securities - 7.07%	**Shares**	
Huntington US Treasury Money Market, 2.77% (b)	222,991	222,991
TOTAL MONEY MARKET SECURITIES (Cost $222,991)		222,991
TOTAL INVESTMENTS (Cost $3,304,757) 101.91%		3,215,965
Liabilities in excess of cash and other assets - (1.91)%		(60,299)
TOTAL NET ASSETS - 100.00%		$ 3,155,666

Leader Short - Term Bond Fund
Related Notes to the Schedule of Investments
September 30, 2005 (Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 5, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
*_______/s/ Anthony J. Ghoston_______________________________
Anthony J. Ghoston, President

Date__November 29, 2005_____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*_____/s/ Anthony J. Ghoston_______________________________
Anthony J. Ghoston, President

Date___November 29, 2005_____________________________

By
*_______/s/ Freddie Jacobs, Jr. _______________________________
Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Date____November 29, 2005_____________________________

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